Supplemental Cash Flow Disclosures - Non-Cash Transactions	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 19 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31 include:

	2013	2012
Conversion of convertible debt to common stock	$523,927	$924,904
Preferred dividends paid by issuance of stock	—	82,500
Business combination:
Issuance of Series E liability	—	18,955,742
Issuance of contingent consideration	—	11,109,020
Issuance of replacement warrants	—	1,883,751
Common stock issued in satisfaction of subscription receivable	—	2,790,107
Effect of cancellation of escrowed shares	—	195,132
Obligation to issue shares for professional services	—	30,000
Effect of modification of convertible debt	151,032	—
Common Stock issued for committed equity financing facility	204,015	—
Warrants issued for term loan modification	151,758	—
Warrants issued for term loan	568,324	—
Common stock and warrants issued for release of security interest in patents	325,693	—
Warrants issued in connection with convertible debt	1,353,842	—
Derivative liability for embedded conversion option	965,484	—
Common stock issued for professional services	17,850	—
Common stock issued for settlement of contingency	39,150	—

Cash paid for interest was $564,000 and $342,000 in 2013 and 2012, respectively. There were no income taxes paid in 2013 and 2012.